May. 01, 2016
Supplement dated May 9, 2016

Supplement to

MUTUAL OF AMERICA INVESTMENT CORPORATION

RETIREMENT INCOME FUND

Summary Prospectus and Statutory Prospectus

Dated May 1, 2016

On page 4 of the Retirement Income Fund Summary Prospectus and page 35 of the Statutory Prospectus, in the table entitled “Average Annual Total Returns (for periods ended December 31, 2015)”, the performance of the S&P 500® Index for the Life of Fund period should read “6.14%”.